Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income (loss)	$ (2,065)	$ (4,223,533)	$ (508,212)
Interest earned on marketable securities held in Trust Account		(20,078)
Offering costs allocable to warrant liabilities		191,112
Interest earned on investments held in Trust Account			(22,604)
Change in fair value of warrant liabilities		3,883,670	(445,670)
Prepaid expenses		(168,527)	(56,390)
Other current assets		(350)	(2,990)
Accounts payable		11,658	149,410
Franchise taxes payable		78,192	24,923
Net cash used in operating activities	(2,065)	(247,856)	(861,533)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest released from Trust Account			42,199
Deposit of cash into Trust Account		(115,000,000)
Net cash provided by investing activities		(115,000,000)	42,199
Proceeds from sale of Units, net of underwriting discounts paid		112,700,000
Proceeds from sale of Private Warrants		3,800,000
Proceeds from note payable to related party	71,163	71,473
Payment of deferred offering costs	(67,566)
Repayment of related party note payable		(71,473)
Payment of offering costs		(373,491)
Net cash provided by financing activities	3,597	116,126,509
Cash flow from financing activities:
Net increase (decrease) in cash	1,532	878,653	(819,334)
Deferred offering costs paid by related party in exchange for issuance of Class B common stock	25,000
Offering costs paid by related party in exchange for issuance of Class B common stock		25,000
Deferred offering costs included in accounts payable	20,450
Offering costs included in other accrued liabilities		70,000
Deferred underwriting fees recorded as non-current liability in connection with initial public offering		4,025,000
Reconciliation of cash and restricted cash
Cash – beginning of the period			878,653	$ 878,653
Cash – end of the period	$ 1,532	878,653	59,319		$ 878,653
DocGo Inc. and Subsidiaries [Member]
Cash Flows from Operating Activities:
Net Income (loss)				19,179,488	(14,799,212)
Depreciation of property and equipment				2,312,437	1,874,069
Amortization of intangible assets				1,845,193	1,451,214
Amortization of finance lease right-of-use assets				2,913,925	2,182,372
Loss (Gain) on disposal of assets				34,342	(30,546)
Loss from equity method investment				66,818
Accounts receivable				(57,996,613)	(16,153,948)
Prepaid expenses and other current assets				(961,165)	94,091
Other current assets				(2,490,564)	(218,099)
Accrued liabilities				20,766,723	9,666,651
Accounts payable				11,879,850	3,006,187
Net cash used in operating activities				(1,947,420)	(10,654,692)
Gain from PPP loan forgiveness				(142,667)
Bad debt expense				4,467,956	1,885,457
Stock based compensation				1,376,353	687,072
Due to seller write off					(300,000)
Gain on remeasurement of warrant liabilities				(5,199,496)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquisition of property and equipment				(4,808,409)	(4,361,501)
Net cash provided by investing activities				(8,589,185)	(6,040,022)
Proceeds from disposal of property and equipment				74,740	276,224
Acquisition of intangibles				(1,849,136)	(1,954,745)
Acquisition of businesses				(1,300,000)
Acquisition of leased assets				(50,504)
Investments in equity method investment				(655,876)
Proceeds from revolving credit line				8,000,000
Repayments of revolving credit line				(8,000,000)
Repayments of notes payable				(604,826)	(798,371)
Due to seller				(595,528)	(34,002)
Noncontrolling interest contributions				333,025	1,500,002
Acquisition of UK Ltd remaining 20% shares				(479,331)
Net cash provided by financing activities				155,206,476	(812,093)
Proceeds from exercise of stock options				628,592
Issuance costs related to merger recapitalization				(19,961,460)
Proceeds from issuance of Class A common stock, net of transaction cost				178,102,313
Payments on obligations under finance lease				(2,216,309)	(1,479,722)
Effect of exchange rate changes on cash and cash equivalents				(21,414)	196,345
Cash flow from financing activities:
Net increase (decrease) in cash				144,648,457	(17,310,462)
Cash paid for interest				315,272	608,262
Acquisition of business funded by acquisition payable				1,028,942	837,168
Cash paid for interest on finance lease liabilities				525,476	440,852
Cash paid for income taxes				615,697	117,443
Right-of-use assets obtained in exchange for lease liabilities				5,271,662	1,600,289
Fixed assets acquired in exchange for notes payable				1,113,102
Due to Seller non cash				434,494
Gain from PPP loan forgiveness				142,667
Reconciliation of cash and restricted cash
Cash				175,537,221	32,418,220
Restricted Cash				3,568,509	2,039,053
Total cash and restricted cash shown in statement of cash flows				179,105,730	34,457,273
Cash – beginning of the period			$ 34,457,273	34,457,273	51,767,735
Cash – end of the period		$ 34,457,273		$ 179,105,730	$ 34,457,273